Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring charges [Abstract]
Summary of restructuring costs
Detail of the 2013 restructuring costs and the line items in which it was recorded in the Corporate & Other segment are as follows:

	Selling &	Cost of
(in thousands)	Administrative	Products Sold	Total
Employee separations	$18,081	$—	$18,081
Long-lived asset impairment	4,176	—	4,176
Gain on asset sales	(3,019)		(3,019)
Write-down of inventory	—	1,840	1,840
Other costs	10,657	—	10,657
Total	$29,895	$1,840	$31,735

Restructuring cost by segment	The following table summarizes the 2013 restructuring costs by segment:
(in thousands)	2013
Flavors	$22,284
Color	7,065
Corporate & Other	2,386
Total	$31,735

Summary of accrual for restructuring and other charges
The following table summarizes the accrual for the restructuring and other charges for the twelve months ended December 31, 2013, which is recorded in Other accrued expenses:

	Employee	Assets Related
(in thousands)	Separations	and Other	Total

Balance as of December 31, 2012	$—	$—	$—
Restructuring costs	18,081	13,654	31,735
Gain on sale of assets	—	3,019	3,019
Cash spent	(13,505)	(9,069)	(22,574)
Reduction of assets	—	(6,016)	(6,016)
Translation adjustment	(14)	—	(14)

Balance as of December 31, 2013	$4,562	$1,588	$6,150